Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000080661
Entity Registrant Name	PROGRESSIVE CORP/OH/
EDCP
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000080661
Entity Registrant Name	PROGRESSIVE CORP/OH/